Warrants	12 Months Ended
Mar. 31, 2026
Warrants [Abstract]
Warrants [Text Block]

15. Warrants

The Company had the following warrants outstanding as at March 31, 2026 and March 31, 2025:

		Exercise	Balance			Forfeited	Balance
Issue date	Expiry date	price (US$)	31-Mar-25	Issued	Exercised	or expired	31-Mar-26
May 9, 2024	May 9, 2027	18.20	157,500	-	-	-	157,500
Oct 30, 2024	Oct 30, 2027	12.50	15,000	-	-	-	15,000
May 14, 2025	May 14, 2027	4.60	-	108,696	-	-	108,696
May 28, 2025	May 28, 2027	4.40	-	56,819	-	-	56,819
June 6, 2025	June 6, 2027	4.40	-	34,091	-	-	34,091
June 27, 2025	June 27, 2027	3.80	-	26,316	-	-	26,316
July 4, 2025	July 4, 2027	4.10	-	30,488	-	-	30,488
January 6, 2026	January 6, 2029	0.78	-	3,205,128	-	-	3,205,128
January 12, 2026	January 12, 2029	1.24	-	2,016,129	-	-	2,016,129

Total			172,500	5,477,667	-	-	5,650,167

During the year ended March 31, 2026, the Company granted 5,477,667 warrants to companies that are beneficially owned by directors and an officer of the Company, as follows:

• On May 14, 2025 the Company granted 54,348 warrants convertible into common shares at $4.60 per share to FWP Acquisition, a company beneficially owned by the CEO and director of the Company;

• Between May 14, 2025 and January 12, 2026, the Company granted 5,423,319 warrants convertible into common shares at prices ranging from $0.78 per share to $4.60 per share to Countryman, a company beneficially owned by a director of the Company.

The following weighted average assumptions were used in the valuation of warrants granted during the years ended March 31, 2026 and March 31, 2025:

For the year ended	March 31, 2026	March 31, 2025
Share price on grant date	$1.12	$17.49
Exercise price	$1.12	$17.70
Risk-free interest rate	3.56%	3.87%
Expected life of warrants	2.95 years	3 years
Annualized volatility	97.3%	85.4%
Forfeiture rate	Nil	Nil
Dividend rate	N/A	N/A